Document And Entity Information	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	AMTECH SYSTEMS INC
Entity Central Index Key	0000720500
Entity Emerging Growth Company	false
Entity File Number	000-11412
Entity Incorporation, State or Country Code	AZ
Entity Tax Identification Number	86-0411215
Entity Address, Address Line One	58 S. River Drive, Suite 370
Entity Address, City or Town	Tempe
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85288
City Area Code	(480)
Local Phone Number	967-5146
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ASYS
Security Exchange Name	NASDAQ